SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 102,950	$ 100,327	$ 92,355
United States [Member]
Segment Reporting Information [Line Items]
Revenue	36,866	35,770	35,667
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	48,284	47,516	42,242
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 17,800	$ 17,041	$ 14,446